Long Term Debt (7.25% Senior Notes Due 2023) (Details) - USD ($)		12 Months Ended
	Mar. 26, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Proceeds from borrowings		$ 913,932,000	$ 1,090,000,000	$ 435,500,000
Underwriting discounts and commissions		10,266,000	$ 24,543,000	$ 12,194,000
Senior Notes
Debt Instrument [Line Items]
Period for default of interest payment	30 days
Debt covenant requirement, required payment defaults and accelerations for aggregate principal amounts in default (or more)	$ 25,000,000
Debt covenant requirement, failure to pay certain final judgments aggregate amount (in excess of)	$ 25,000,000
Debt covenant requirement, period for failure to pay final judgments	60 days
Senior Notes | Senior Notes Due 2023
Debt Instrument [Line Items]
Interest rate	7.25%
Aggregate principal amounts of debt offered	$ 400,000,000
Proceeds from borrowings	389,300,000
Underwriting discounts and commissions	10,700,000
Amount of discount	$ 3,100,000
Amortization of debt discount		$ 300,000
Effective interest rate (percentage)	7.345%
Senior Notes | Senior Notes Due 2023 | Prior to May 1, 2018
Debt Instrument [Line Items]
Percentage of principal amount, plus accrued and unpaid interest with proceeds of certain equity offerings	107.25%
Redemption period after completing equity offering	180 days
Percentage of aggregate principal amount of Notes outstanding after redemption (at least)	65.00%
Percentage of principal amount redeemed (up to)	100.00%
Percentage that may be redeemed upon change in control	101.00%
Senior Notes | Senior Notes Due 2023 | Prior to May 1, 2018 | Maximum
Debt Instrument [Line Items]
Percentage of redemption price of principal amount	35.00%
Senior Notes | Senior Notes Due 2023 | On or after May 1, 2018
Debt Instrument [Line Items]
Percentage of principal amount redeemed (up to)	105.438%
Senior Notes | Senior Notes Due 2023 | 12 month period beginning May 1, 2019
Debt Instrument [Line Items]
Percentage of principal amount redeemed (up to)	103.625%
Senior Notes | Senior Notes Due 2023 | 12 month period beginning May 1, 2020
Debt Instrument [Line Items]
Percentage of principal amount redeemed (up to)	101.813%
Senior Notes | Senior Notes Due 2023 | 12 month period beginning May 1, 2021
Debt Instrument [Line Items]
Percentage of principal amount redeemed (up to)	100.00%